Alston&Bird LLP
950 F Street, N.W.
Washington, DC  20004
www.alston.com

David J. Baum	Direct Dial: 202-756-3346	E-mail: david.baum@alston.com

November 25, 2009

VIA  EDGAR

Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	Cook & Bynum Funds Trust: The Cook & Bynum Fund File Nos. 333-158133; 811-22282

Ladies and Gentlemen:

           On behalf of Cook & Bynum Funds Trust (the “Trust”) and its sole series, The Cook & Bynum Fund (the “Fund”), accompanying this letter for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), is a copy of Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A ..  This Post-Effective Amendment No. 1 is being filed for the purpose of conforming the Fund’s Prospectus as set forth in 17 CFR Parts 230, 232, 239, and 274 by adding a new summary section and other related changes.

Please call me at (202) 756-3346 if you have any questions or comments regarding this filing.

Sincerely,

/s/David J. Baum
David J. Baum

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